Annual Total Returns [BarChart] - LVIP T Rowe Price 2040 Fund - Standard Class	May 01, 2021
Bar Chart Table:
2011	(1.46%)
2012	7.12%
2013	16.54%
2014	3.48%
2015	(3.22%)
2016	3.81%
2017	14.63%
2018	(8.72%)
2019	24.44%
2020	16.62%